FINANCIAL INSTRUMENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 27, 2013 USD ($) instrument	Dec. 31, 2017 USD ($) vessel types_of_risk	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Feb. 29, 2016 USD ($)	Aug. 31, 2015 instrument T	Feb. 01, 2013 vessel
Derivative [Line Items]
Number of newbuild vessels | vessel		5
Long-term Debt		$ 1,592,410	$ 992,631
Mark to market (gain) loss on derivatives		$ 93	8,017	$ (3,618)
Number of risks related to subsidiaries' reporting in foreign currency | types_of_risk		2
Interest Rate Swap [Member]
Derivative [Line Items]
Number of derivatives entered into | instrument	6
Principal amount of debt used in interest rate swaps	$ 260,000
Derivative, Notional Amount		$ 340,846
Fair value of derivatives		4,500	4,400
Mark to market (gain) loss on derivatives		(800)	(1,900)
Interest rate swap 1 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 15,925
Derivative, Fixed Interest Rate		1.4025%
Interest rate swap 2 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 47,357
Derivative, Fixed Interest Rate		1.5035%
Interest rate swap 3 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 80,233
Derivative, Fixed Interest Rate		1.6015%
Interest rate swap 4 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 15,434
Derivative, Fixed Interest Rate		1.6998%
Interest rate swap 5 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 15,777
Derivative, Fixed Interest Rate		1.7995%
Interest rate swap 6 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 16,120
Derivative, Fixed Interest Rate		1.907%
Interest rate swap 7 [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 150,000			$ 150,000
Derivative, Fixed Interest Rate		2.197%
Bunker swaps [Member]
Derivative [Line Items]
Fair value of derivatives		$ 0	0
Mark to market (gain) loss on derivatives			1,900	$ 2,300
Derivative Liability, Number of Instruments Held | instrument						4
Number of metric tonnes per calendar month | T						4,000
Ship Finance Leased Vessels [Member]
Derivative [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 251,700
Ship Finance Leased Vessels [Member] | Front Century [Member]
Derivative [Line Items]
Assets, Fair Value Disclosure, Nonrecurring			1,500
Ship Finance Leased Vessels [Member] | Front Ardenne, Front Brabant [Domain]
Derivative [Line Items]
Assets, Fair Value Disclosure, Nonrecurring			38,400
Term Loan Facility, $466.5 Million [Member] | US Dollar denominated floating rate debt [Member]
Derivative [Line Items]
Long-term Debt			$ 466,500
MR tanker [Member]
Derivative [Line Items]
Number of newbuild vessels | vessel			6				12